RELATED PARTY TRANSACTIONS: (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 14, 2019	Nov. 30, 2019	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Expense recorded for allocation of options				$ 1,158,000	$ 1,926,000
2019 Public offering
RELATED PARTY TRANSACTIONS
Number of ordinary shares issued	8,262,800
Number of equivalent ADS for ordinary shares	1,652,560
Number of warrants issued	6,207,330
Number of equivalent ADS for warrants	1,241,466
Clal Biotechnology Industries Ltd
RELATED PARTY TRANSACTIONS
Beneficial ownership (as a percent)				35.00%
Beneficial ownership after the offering (as a percent)				23.60%
Number of options granted		55,000
Number of equivalent ADS for options		11,000
Clal Biotechnology Industries Ltd | 2019 Public offering
RELATED PARTY TRANSACTIONS
Number of ordinary shares issued				326,085
Number of equivalent ADS for ordinary shares				65,217
Access Industries
RELATED PARTY TRANSACTIONS
Beneficial ownership after the offering (as a percent)				17.60%
Access Industries | 2019 Public offering
RELATED PARTY TRANSACTIONS
Number of ordinary shares issued				6,521,735
Number of equivalent ADS for ordinary shares				1,304,347
Holders that are related parties | 2019 Public offering
RELATED PARTY TRANSACTIONS
Number of ordinary shares issued				4,726,764
Number of equivalent ADS for ordinary shares				945,350
Number of warrants issued				3,550,917
Number of equivalent ADS for warrants				710,182
Director
RELATED PARTY TRANSACTIONS
Number of options granted			55,000
Number of equivalent ADS for options			11,000
Director | Allocation of Stock options
RELATED PARTY TRANSACTIONS
Total expense expected for allocation of options				$ 200,000
Expense recorded for allocation of options				100,000
CEO, directors and officers | Allocation of Stock options
RELATED PARTY TRANSACTIONS
Total expense expected for allocation of options				300,000
Expense recorded for allocation of options				$ 200,000
CEO, Dr. Frank Haluska
RELATED PARTY TRANSACTIONS
Number of options granted			422,090
Number of equivalent ADS for options			84,418
Annual Salary Payable			$ 480,000
Directors and officers (Other than the CEO)
RELATED PARTY TRANSACTIONS
Number of options granted			494,000
Number of equivalent ADS for options			98,800